Provisions - Summary of Provisions Reconciliation (Details) £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 366
Additional provisions	144
Provisions released	(13)
Utilisation and other	(134)
Ending balance	363
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	44
Additional provisions	25
Provisions released	(12)
Utilisation and other	(8)
Ending balance	49
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	166
Additional provisions	16
Provisions released	(1)
Utilisation and other	(15)
Ending balance	166
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	1
Additional provisions	0
Provisions released	0
Utilisation and other	(1)
Ending balance	0
Property
Disclosure of other provisions [line items]
Beginning balance	74
Additional provisions	1
Provisions released	0
Utilisation and other	(11)
Ending balance	64
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	38
Additional provisions	10
Provisions released	0
Utilisation and other	(2)
Ending balance	46
Restructuring
Disclosure of other provisions [line items]
Beginning balance	29
Additional provisions	8
Provisions released	0
Utilisation and other	(14)
Ending balance	23
Other
Disclosure of other provisions [line items]
Beginning balance	14
Additional provisions	84
Provisions released	0
Utilisation and other	(83)
Ending balance	£ 15